Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Number of Common shares [Member]	Subscriptions Received [Member]	Contributed surplus [Member]	Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Deficiency Attributable to Shareholders of the Company [Member]	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 4,300			$ (21,151)		$ (16,851)		$ (16,851)
Balance, shares at Dec. 31, 2015	10,000
Statement Line Items [Line Items]
Share-based compensation
Net loss								(292,004)
Comprehensive loss				(292,004)	(9,179)	(301,183)		(301,183)
Balance at Dec. 31, 2016	$ 4,300			$ (313,155)	$ (9,179)	$ (318,034)		$ (318,034)
Balance, shares at Dec. 31, 2016	10,000
Statement Line Items [Line Items]
Derecognition of Tower Three shares	(10,000)
Shares issuance to Tower Three shareholders	30,000,000
Recognition of shares issued to Tower One shareholders	$ 1,010,383					$ 1,010,383		$ 1,010,383
Recognition of shares issued to Tower One shareholders, shares	6,735,885
Shares issued to Rojo (Note 9)	$ 175,000					175,000		175,000
Shares issued to Rojo (Note 9), shares	500,000
Shares issued for Evotech (Note 4)	$ 480,000					480,000		480,000
Shares issued for Evotech (Note 4), shares	1,500,000
Acquisition of Evotech (Note 4)							509,524	509,524
Shares issued for services (Note 9)	$ 340,000					340,000		340,000
Shares issued for services (Note 9), shares	1,000,000
Shares issued for cash, net	$ 2,092,651		142,319			2,234,970		2,234,970
Shares issued for cash, net, shares	15,484,912
Share subscriptions received		170,000				170,000		170,000
Share subscriptions received shares
Share-based compensation			3,917,778			3,917,778		3,693,799
Exercise of warrants	$ 1,132,340					1,132,340		1,132,340
Exercise of warrants, shares	3,774,466
Exercise of options	$ 5,401,212		(2,715,213)			2,685,999		2,685,999
Exercise of options, shares	11,130,435
Net loss				(9,583,550)		(9,583,550)	(280,127)	(9,863,677)
Comprehensive loss					(18,120)	(18,120)	(41,241)	(59,631)
Balance at Dec. 31, 2017	$ 10,635,886	$ 170,000	$ 1,344,884	$ (9,896,705)	$ (27,299)	$ 2,226,767	$ 188,156	$ 2,414,922
Balance, shares at Dec. 31, 2017	70,125,698